Leases (Details) - Schedule of Lease Costs Components $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Lease Costs Components Abstract
Fixed payments	$ 723
Variable payments that depend on an index or rate	24
Total lease cost	$ 747